Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Convertible preferred stock, par value (usd per share)	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	100,000,000	65,326,000
Convertible preferred stock, shares issued	0	64,115,000
Convertible preferred stock, shares outstanding	0	64,115,000
Convertible preferred stock, liquidation preference	$ 0	$ 96,746,000
Common stock, par value (usd per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	130,000,000
Common stock, shares issued	137,758,000	22,435,000
Common stock, shares outstanding	137,758,000	22,435,000